Financial instruments - fair values and risk management - Summary of reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	€ 221,884	€ 227,258	€ 158,250
Cash inflows	0	7,142	14,610
Cash outflows	(28,054)	(18,424)	(2,215)
Loans novated	(12)	29,844
Eliminated on business combinations			(18,200)
Deferred consideration paid	(4,050)	(66,027)	(20,284)
Effects of movements in exchange rates	4,651	(1,817)	2,443
Disposals	(347)
New leases	1,311	196	91
Increase in deferred consideration	15,161	25,600	62,500
Arising from business combinations	19,343	7,121	22,328
Interest	5,861	10,991	7,735
Other	25
Loans novated - share subscription	(202,625)
At December 31, 2021	33,147	221,884	227,258
Interest Bearing Loansand Borrowings and Deferred Consideration [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	212,812	217,365	146,793
Cash inflows	0	7,142	14,610
Cash outflows	(24,641)	(15,779)	0
Liabilities assumed on business combination	2,881
Loans novated	(12)	29,844
Eliminated on business combinations			(18,200)
Deferred consideration paid	(4,050)	(66,027)	(20,284)
Effects of movements in exchange rates	4,124	(1,945)	2,444
Disposals	0
New leases	0	0	0
Increase in deferred consideration	15,161	25,600	62,500
Arising from business combinations	10,741	6,306	22,328
Loans waived	(2,808)
Interest	5,364	10,306	7,174
Other	25
Loans novated - share subscription	(202,625)
At December 31, 2021	16,972	212,812	217,365
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	9,072	9,893	11,457
Cash inflows	0	0	0
Cash outflows	(3,413)	(2,645)	(2,215)
Loans novated		0
Eliminated on business combinations			0
Deferred consideration paid	0	0	0
Effects of movements in exchange rates	527	128	(1)
Disposals	(347)
New leases	1,311	196	91
Increase in deferred consideration	0	0	0
Arising from business combinations	8,602	815	0
Loans waived	0
Interest	497	685	561
Other	0
Loans novated - share subscription	0
At December 31, 2021	16,249	9,072	€ 9,893
Super Group (SGHC) Limited
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	0
Recharges	639,793
Effects of movements in exchange rates	25,952
At December 31, 2021	665,745	0
Super Group (SGHC) Limited | Loans and Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
At January 1, 2021	0
Recharges	639,793
Effects of movements in exchange rates	25,952
At December 31, 2021	€ 665,745	€ 0